Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

8.Inventories

Inventories are consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	121,436	274,845
Raw materials	21,116	22,837
Inventories	142,552	297,682

For the years ended December 31, 2023, 2024 and 2025, write-downs of inventories to net realizable value amounted to RMB35,695, RMB24,344 and RMB36,999, respectively, were recognized in cost of sales.